PROSPECTUS SUPPLEMENT

PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account
Supplement dated September 15, 2025,
to
Prospectuses dated June 23, 2025, and August 18, 2025,
for
VUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.
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Footnote 6 to the PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES table is hereby deleted.

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To obtain a copy of the current prospectus, please visit www.Prudential.com/eProspectus or call 800-778-2255.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP250
VULP25